MoA All America Fund Investment Strategy - MoA All America Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	A portion of the Fund’s total assets is indexed and a portion is actively managed. ●Approximately 50% to 70% of the Fund’s total assets are invested in a selection of stocks from the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index with respect to that sleeve of the Fund’s total assets. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. The indexed portion of the Fund is rebalanced at approximately the same time that the S&P 500® Index to which that portion of the Fund is benchmarked is rebalanced and reconstituted. ●Approximately 30% to 50% of the Fund’s total assets are actively managed by the Adviser, with approximately 10% to 30% of the Fund’s total assets invested in mid-cap stocks, and approximately 10% to 30% invested in small-cap stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies, based on bottom-up fundamental company research, including analysis of business models, financial statements, measures of earnings and cash flow, and potential for long-term growth in sales and cash flow. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.